UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 87.7%
Brazil - 4.3%
Ambev	15,800		75,855
Atacadao Distribuicao Comercio e
Industria	2,700		14,798
B3 - Brasil Bolsa Balcao	4,650		40,123
Banco Bradesco	4,700		51,881
Banco do Brasil	3,900		55,455
Banco Santander Brasil	200		2,636
BB Seguridade Participacoes	3,200		27,252
CCR	3,900	[a]	15,911
Centrais Eletricas Brasileiras	1,100	[a]	11,280
Cia de Saneamento Basico do Estado de
Sao Paulo	2,100	[a]	24,972
Cia Siderurgica Nacional	10,900	[a]	30,484
Cosan	3,400	[a]	41,381
CPFL Energia	943	[a]	8,429
EDP - Energias do Brasil	2,400		11,048
Embraer	3,300		17,499
Engie Brasil Energia	1,250		14,343
Equatorial Energia	600	[a]	14,502
Hypera	400		3,493
IRB Brasil Resseguros	900		21,039
JBS	14,600	[a]	60,406
Klabin	300		1,529
Kroton Educacional	2,200		6,895
Localiza Rent a Car	1,575		14,380
Lojas Renner	1,540		19,212
M Dias Branco	300		3,916
Multiplan Empreendimentos
Imobiliarios	300		2,141
OdontoPrev	1,000		4,483
Petrobras Distribuidora	3,400		24,844
Petroleo Brasileiro	28,700		232,530
Porto Seguro	800		12,301
Qualicorp Consultoria e Corretora de
Seguros	1,100	[a]	4,780
Raia Drogasil	400		6,800
Sul America	3,307		29,106
Suzano Papel e Celulose	1,792	[a]	22,601
Tim Participacoes	2,400		8,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Brazil - 4.3% (continued)
Vale	16,100	[a]	200,853
WEG	1,430		7,387
			1,144,705
Chile - 1.0%
AES Gener	12,585		3,819
Aguas Andinas, Cl. A	12,449		7,358
Banco de Chile	72,263	[a]	11,464
Banco de Credito e Inversiones	48	[a]	3,421
Banco Santander Chile	204,192	[a]	16,471
Cencosud	12,964	[a]	26,193
Colbun	46,936		10,664
Empresas CMPC	3,406		12,309
Empresas COPEC	2,222		30,494
Enel Americas	582,357		118,993
Enel Chile	100,888		10,630
LATAM Airlines Group	1,438	[a]	17,189
			269,005
China - 21.5%
3SBio	500	[a,b]	851
58.com, ADR	50	[a]	3,170
AAC Technologies Holdings	800	[a,c]	5,041
Agile Property Holdings	12,000	[a]	15,896
Agricultural Bank of China, Cl. H	203,300	[a]	96,526
Air China, Cl. H	10,000	[a]	9,927
Aluminum Corporation of China, Cl. H	40,300	[a]	15,019
Angang Steel	10,000	[a]	7,467
Anhui Conch Cement, Cl. H	9,000	[a]	48,702
ANTA Sports Products	3,200	[a]	16,754
AviChina Industry & Technology, Cl. H	5,600	[a]	3,727
BAIC Motor	19,000	[a,b]	12,399
Bank of China, Cl. H	608,200	[a]	282,886
Bank of Communications, Cl. H	87,200	[a]	73,860
Beijing Capital International Airport, Cl.
H	3,600	[a]	3,365
CGN Power, Cl. H	14,800	[a,b]	3,891
China Cinda Asset Management, Cl. H	22,800	[a]	5,874
China CITIC Bank, Cl. H	56,000	[a]	36,483
China Coal Energy, Cl. H	24,000	[a]	10,145
China Communications Construction, Cl.
H	46,800	[a]	47,294
China Communications Services, Cl. H	22,500	[a]	21,154
China Conch Venture Holdings	500	[a]	1,667
China Construction Bank, Cl. H	753,050	[a]	680,123
China Everbright Bank, Cl. H	10,000	[a]	4,806

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
China - 21.5% (continued)
China Evergrande Group	25,000	[a]	79,408
China Huarong Asset Management	17,200	[a,b]	3,527
China Huishan Dairy Holdings	1,900	[a,d]	0
China Longyuan Power Group, Cl. H	21,500	[a]	16,070
China Medical System Holdings	1,200	[a]	1,248
China Merchants Bank	200	[a]	881
China Merchants Bank, Cl. H	24,900	[a]	110,022
China Minsheng Banking, Cl. H	52,500	[a]	40,058
China National Building Material, Cl. H	62,600	[a]	49,769
China Pacific Insurance Group, Cl. H	19,400	[a]	68,661
China Petroleum & Chemical, Cl. H	845,800	[a]	705,532
China Railway Construction, Cl. H	41,200	[a]	57,265
China Railway Group, Cl. H	67,200	[a]	62,683
China Resources Pharmaceutical Group	11,500	[a,b]	16,480
China Shenhua Energy, Cl. H	67,000	[a]	170,812
China Shipping Holdings, Cl. H	26,500	[a]	10,680
China Telecom, Cl. H	90,000	[a]	48,959
China Tower	106,000	[b]	22,706
China Vanke, Cl. H	16,300	[a]	66,777
Chongqing Changan Automobile, Cl. B	2,400	[a]	1,230
Chongqing Rural Commercial Bank, Cl. H	9,200	[a]	5,315
CIFI Holdings Group	14,000	[a]	9,200
CNOOC	273,500	[a]	456,843
Country Garden Holdings	25,100	[a]	36,156
Country Garden Services Holdings	2,885	[a]	4,511
CRRC, Cl. H	9,600	[a]	9,646
CSPC Pharmaceutical Group	5,500	[a]	9,626
Datang International Power Generation,
Cl. H	82,000	[a]	21,370
Dongfeng Motor Group, Cl. H	25,500	[a]	26,931
ENN Energy Holdings	3,900	[a]	37,540
Fosun International	3,400	[a]	5,092
Fuyao Glass Industry Group	400	[a,b]	1,391
Geely Automobile Holdings	6,900	[a]	11,659
GF Securities, Cl. H	1,100	[a]	1,569
GOME Retail Holdings	67,200	[a]	5,827
Great Wall Motor, Cl. H	15,500	[a]	10,498
Greentown China Holdings	7,000	[a]	6,233
Guangzhou Automobile Group, Cl. H	12,880	[a]	14,130
Guangzhou R&F Properties, Cl. H	10,100	[a]	20,144
Haitian International Holdings	1,800	[a]	4,173
Hengan International Group	4,000	[a]	31,570
Huadian Power International, Cl. H	30,000	[a]	13,950
Huaneng Power International, Cl. H	22,700	[a]	14,322

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
China - 21.5% (continued)
Huaneng Renewables, Cl. H	20,100	[a]	5,826
Industrial & Commercial Bank of China,
Cl. H	685,700	[a]	535,339
Inner Mongolia Yitai Coal, Cl. B	15,700	[a]	18,204
Jiangsu Expressway, Cl. H	6,700	[a]	9,704
Jiangxi Copper, Cl. H	13,400	[a]	16,981
Kingsoft	600	[a]	1,162
Legend Holdings	4,700	[a,b]	12,255
Lenovo Group	152,000		111,426
Longfor Group Holdings	8,200		25,360
Metallurgical Corporation of China	76,000	[a]	20,813
NetEase, ADR	200		50,386
New China Life Insurance, Cl. H	4,600	[a]	19,716
New Oriental Education & Technology
Group, ADR	100	[a]	7,704
PetroChina, Cl. H	334,000	[a]	214,796
PICC Property & Casualty, Cl. H	55,950	[a]	58,183
Ping An Insurance Group Company of
China, Cl. H	39,900	[a]	389,934
Semiconductor Manufacturing
International	4,510	[a]	4,323
Shanghai Electric Group, Cl. H	12,200	[a]	4,262
Shanghai Fosun Pharmaceutical Group	500	[a]	1,526
Shanghai Lujiazui Finance & Trade Zone
Development, Cl. B	1,880	[a]	2,558
Shanghai Pharmaceuticals Holding, Cl. H	5,700	[a]	12,153
Shenzhou International Group Holdings	1,600	[a]	19,087
Shui On Land	38,500	[a]	9,523
SINA	50	[a]	3,071
Sino-Ocean Group Holding	34,500	[a]	17,113
Sinopec Engineering Group, Cl. H	3,400	[a]	3,369
Sinopec Shanghai Petrochemical, Cl. H	30,900	[a]	14,771
Sinopharm Group, Cl. H	15,200	[a]	68,433
Sinotrans, Cl. H	14,900	[a]	6,912
SOHO China	20,000	[a]	8,104
Sunac China Holdings	4,600	[a]	18,493
Sunny Optical Technology Group	1,000	[a]	10,055
Tencent Holdings	3,500	[a]	157,475
Tingyi Cayman Islands Holding	14,000	[a]	19,753
TravelSky Technology, Cl. H	1,800	[a]	4,876
Vipshop Holdings, ADR	1,100	[a]	8,459
Want Want China Holdings	25,200		20,561
Weichai Power, Cl. H	24,400	[a]	32,632
Yanzhou Coal Mining, Cl. H	13,000	[a]	11,871
Yum China Holdings	1,000		36,450

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
China - 21.5% (continued)
YY, ADR	50	[a]	3,472
Zhejiang Expressway, Cl. H	7,700	[a]	7,884
Zhongsheng Group Holdings	4,000	[a]	7,198
Zhuzhou CSR Times Electric	600	[a]	3,334
Zijin Mining Group, Cl. H	42,200	[a]	15,740
ZTE, Cl. H	3,200	[a]	6,591
			5,735,329
Colombia - .3%
Cementos Argos	669		1,741
Corporacion Financiera Colombiana	174	[a]	1,085
Ecopetrol	66,592	[a]	63,053
Grupo Argos	1,015		6,106
Grupo de Inversiones Suramericana	575		6,422
Interconexion Electrica	2,689		12,055
			90,462
Czech Republic - .3%
CEZ	973	[a]	24,525
Komercni banka	348	[a]	14,009
Moneta Money Bank	10,218	[a,b]	34,741
O2 Czech Republic	1,210	[a]	13,095
			86,370
Egypt - .1%
Commercial International Bank Egypt	1,834	[a]	8,613
Global Telecom Holding	29,733	[a]	7,608
Talaat Moustafa Group	1,540	[a]	990
			17,211
Greece - .2%
Eurobank Ergasias	2,148	[a]	1,342
FF Group	119	[a,d]	0
Hellenic Telecommunications
Organization	883	[a]	11,069
JUMBO	387		6,323
Motor Oil Hellas Corinth Refineries	1,027		25,821
OPAP	996	[a]	9,729
Titan Cement	92	[a]	2,069
			56,353
Hong Kong - 3.1%
Beijing Enterprises Holdings	1,800	[a]	10,263
Beijing Enterprises Water Group	8,600	[a]	4,978
Brilliance China Automotive Holdings	1,200	[a]	1,130
China Agri-Industries Holdings	29,000	[a]	10,316
China Everbright	2,400	[a]	4,558
China Everbright International	2,400	[a]	2,441
China Gas Holdings	4,300		13,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Hong Kong - 3.1% (continued)
China Jinmao Holdings Group	34,000	[a]	17,175
China Mengniu Dairy	7,800	[a]	24,130
China Mobile	16,600	[a]	174,514
China Overseas Land & Investment	8,000	[a]	30,106
China Power International Development	18,700	[a]	4,816
China Resources Beer Holdings	4,000	[a]	14,031
China Resources Cement Holdings	10,000	[a]	10,121
China Resources Gas Group	2,400	[a]	9,446
China Resources Land	18,000	[a]	70,044
China Resources Power Holdings	12,500	[a]	25,178
China State Construction International
Holdings	1,900	[a]	1,807
China Taiping Insurance Holdings	15,900	[a]	43,755
China Unicom Hong Kong	40,000	[a]	46,104
CITIC	63,000	[a]	95,292
Cosco Shipping Ports	3,800	[a]	3,954
Far East Horizon	2,900	[a]	3,016
GCL-Poly Energy Holdings	118,000	[a]	9,330
Guangdong Investment	15,300	[a]	29,211
Haier Electronics Group	4,900	[a]	14,136
Kingboard Holdings	4,500	[a]	15,992
Kunlun Energy	24,000	[a]	25,694
Lee & Man Paper Manufacturing	10,000	[a]	8,909
Nine Dragons Paper Holdings	9,700	[a]	9,860
Shanghai Industrial Holdings	3,800	[a]	8,049
Shimao Property Holdings	15,900	[a]	45,031
Sino Biopharmaceutical	11,250		9,689
Sun Art Retail Group	10,400	[a]	10,292
Yuexiu Property	50,000	[a]	9,690
			816,901
Hungary - .4%
MOL Hungarian Oil & Gas	3,841	[a]	45,994
OTP Bank	1,074	[a]	44,287
Richter Gedeon	369	[a]	7,866
			98,147
Indonesia - 1.1%
Adaro Energy	102,500		10,202
Astra International	115,200	[a]	69,846
Bank Central Asia	15,700		31,667
Bank Danamon Indonesia	9,800	[a]	6,383
Bank Mandiri	27,100	[a]	14,447
Bank Negara Indonesia	19,400	[a]	12,607
Bank Rakyat Indonesia	115,000	[a]	31,770
Charoen Pokphand Indonesia	16,300	[a]	8,630

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Indonesia - 1.1% (continued)
Gudang Garam	3,200	[a]	19,164
Hanjaya Mandala Sampoerna	16,200	[a]	4,474
Indah Kiat Pulp & Paper	7,300	[a]	6,795
Indocement Tunggal Prakarsa	4,100	[a]	5,643
Indofood CBP Sukses Makmur	5,400		4,169
Indofood Sukses	11,400		6,362
Jasa Marga	7,700	[a]	2,712
Kalbe Farma	40,500	[a]	4,639
Matahari Department Store	3,300	[a]	1,654
Media Nusantara Citra	10,600	[a]	641
Pakuwon Jati	14,100	[a]	656
Perusahaan Gas Negara	80,600	[a]	14,835
Surya Citra Media	8,600		1,161
Tower Bersama Infrastructure	8,100	[a]	2,852
Unilever Indonesia	2,900		10,395
United Tractors	12,700	[a]	23,355
Waskita Karya	6,900	[a]	976
			296,035
Malaysia - .6%
AirAsia	11,000		8,168
Astro Malaysia Holdings	6,300		2,589
Berjaya Sports Toto	7,497		4,137
British American Tobacco Malaysia	600		5,674
CIMB Group Holdings	6,700	[a]	9,208
Dialog Group	2,300		1,684
DiGi.Com	24,400		27,765
FGV Holdings	4,400	[a]	1,076
Genting Malaysia	4,800	[a]	3,859
HAP Seng Consolidated	600		1,449
IOI	12,300	[a]	14,004
IOI Properties Group	1,500	[a]	572
Kuala Lumpur Kepong	1,300		7,870
Malaysia Airports Holdings	900	[a]	1,770
Maxis	11,800		16,585
Petronas Chemicals Group	12,400	[a]	25,708
Petronas Dagangan	800		5,185
Petronas Gas	3,800		16,777
Sime Darby	4,900	[a]	2,680
Sime Darby Plantation	4,900		6,205
Sime Darby Property	4,900	[a]	1,377
Westports Holdings	2,000		1,818
YTL	17,442	[a]	4,685
			170,845

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Mexico - 4.2%
Aleatica	4,000	[a]	4,809
Alfa, Cl. A	88,400	[a]	111,550
America Movil, Ser. L	573,000		461,163
Arca Continental	800	[a]	4,642
Banco Santander Mexico Institucion de
Banca Multiple Grupo Financiero
Santand	19,800		29,531
Cemex	152,848	[a]	82,890
El Puerto de Liverpool, Ser. C1	240	[a]	1,572
Fibra Uno Administracion	1,900	[a]	2,611
Gentera	3,800		2,776
Gruma, Cl. B	930		11,361
Grupo Aeroportuario del Pacifico, Cl. B	3,100		27,895
Grupo Aeroportuario del Sureste, Cl. B	430	[a]	7,787
Grupo Bimbo, Ser. A	4,900	[a]	9,699
Grupo Carso, Ser. A1	900		3,530
Grupo Financiero Banorte, Cl. O	23,400	[a]	130,141
Grupo Lala	1,100		1,333
Grupo Mexico, Ser. B	21,600		51,407
Grupo Televisa, Ser. CPO	15,500	[a]	38,851
Industrias Penoles	755		10,305
Infraestructura Energetica Nova	500	[a]	1,961
Kimberly-Clark de Mexico, Cl. A	6,500	[a]	10,888
Mexichem	9,947		26,638
Promotora y Operadora de
Infraestructura	345	[a]	3,511
Wal-Mart de Mexico	37,800		99,292
			1,136,143
Peru - .2%
Credicorp	150	[a]	36,417
Southern Copper	400		13,448
			49,865
Philippines - .5%
Aboitiz Power	3,200	[a]	2,358
Ayala	570		10,142
Ayala Land	6,500	[a]	5,544
Bank of the Philippine Islands	510		891
BDO Unibank	1,100		2,853
DMCI Holdings	16,450		3,974
Energy Development	32,900	[a,e]	4,577
Globe Telecom	320		12,435
GT Capital Holdings	175	[a]	3,586
International Container Terminal
Services	960	[a]	1,994
JG Summit Holdings	5,070	[a]	6,292

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Philippines - .5% (continued)
Jollibee Foods	540		3,275
Manila Electric	2,570	[a]	18,045
Megaworld	13,400	[a]	1,327
Metro Pacific Investments	21,100	[a]	1,968
PLDT	975	[a]	24,215
Robinsons Land	1,400	[a]	592
SM Investments	655	[a]	12,448
SM Prime Holdings	5,500	[a]	4,022
Universal Robina	950	[a]	2,700
			123,238
Poland - 1.2%
Bank Millennium	1,480	[a]	3,513
Bank Polska Kasa Opieki	966	[a]	28,748
CCC	22	[a]	1,058
Eurocash	444	[a]	2,406
Grupa Lotos	581	[a]	14,531
Jastrzebska Spolka Weglowa	257	[a]	4,727
mBank	24	[a]	2,898
Orange Polska	11,636	[a]	17,530
Polski Koncern Naftowy ORLEN	3,687	[a]	103,642
Polskie Gornictwo Naftowe i
Gazownictwo	10,116		20,764
Powszechna Kasa Oszczednosci Bank
Polski	2,596	[a]	27,597
Powszechny Zaklad Ubezpieczen	6,119	[a]	73,530
Santander Bank Polska	71	[a]	7,147
Tauron Polska Energia	12,720	[a]	8,108
			316,199
Qatar - .5%
Barwa Real Estate	230	[a]	2,573
Ezdan Holding Group	1,010	[a]	4,336
Industries Qatar	1,019	[a]	40,198
Masraf Al Rayan	2,279		25,562
Ooredoo	1,048	[a]	21,846
Qatar Electricity & Water	93	[a]	4,806
Qatar Gas Transport	1,261	[a]	6,928
Qatar Insurance	106	[a]	1,135
Qatar National Bank	711		38,677
			146,061
Romania - .0%
NEPI Rockcastle	55	[a]	522
Russia - 8.6%
Alrosa	28,200	[a]	42,538
Gazprom	210,440	[a]	523,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Russia - 8.6% (continued)
Inter RAO UES	370,200	[a]	21,671
LUKOIL	11,017		887,807
Magnit, GDR	2,064		32,875
Magnitogorsk Iron & Steel	19,400		12,860
MMC Norilsk Nickel	1,102	[a]	229,316
Mobile TeleSystems	6,000	[a]	23,938
Mobile Telesystems, ADR	7,700	[a]	66,220
Moscow Exchange MICEX-RTS	3,260	[a]	4,632
Novatek, GDR	171	[a]	31,414
Novolipetsk Steel	9,370		21,803
PhosAgro, GDR	1,370		18,667
Polyus	188	[a]	15,801
Rostelecom	3,380		3,737
RusHydro	538,400	[a]	4,226
Sberbank of Russia	29,200	[a]	97,468
Severstal	2,540		38,810
Sistema, GDR	2,772	[a]	7,737
Surgutneftegas	109,200	[a]	45,678
Tatneft	10,970		135,274
X5 Retail Group, GDR	1,030	[a]	27,080
			2,293,077
South Africa - 4.8%
Absa Group	7,040	[a]	98,308
Anglo American Platinum	97	[a]	4,673
Aspen Pharmacare Holdings	686	[a]	7,534
Bid	1,533	[a]	32,802
Bidvest Group	2,261	[a]	34,619
Capitec Bank Holdings	40	[a]	3,519
Clicks Group	1,176		17,465
Coronation Fund Managers	1,076		3,354
Exxaro Resources	2,974	[a]	34,523
FirstRand	19,217	[a]	100,759
Growthpoint Properties	2,134	[a]	4,190
Hyprop Investments	633	[a]	4,304
Impala Platinum Holdings	1,295	[a]	3,791
Imperial Logistics	2,122	[a]	10,878
Investec	1,094		7,170
Kumba Iron Ore	750	[a]	19,174
Liberty Holdings	442	[a]	3,557
Life Healthcare Group Holdings	3,147		6,470
Massmart Holdings	900	[a]	6,234
Mr Price Group	1,280		21,553
MTN Group	31,208	[a]	205,517
Naspers, Cl. N	59	[a]	13,653

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
South Africa - 4.8% (continued)
Nedbank Group	1,436	[a]	31,013
Old Mutual	59,329	[a]	104,883
Pick n Pay Stores	2,841		14,887
Pioneer Foods Group	322		1,937
PSG Group	50		945
Rand Merchant Investment Holdings	1,549	[a]	4,316
Redefine Properties	5,501		4,381
Remgro	628		10,014
Resilient REIT	82	[a]	400
RMB Holdings	995	[a]	6,285
Sanlam	8,585	[a]	54,565
Sappi	4,026		23,754
Sasol	5,338	[a]	161,570
Shoprite Holdings	1,598	[a]	19,788
SPAR Group	1,994		30,174
Standard Bank Group	4,904	[a]	72,297
Steinhoff International Holdings	7,351	[a]	927
Telkom	4,108		20,857
The Foschini Group	968		12,396
Tiger Brands	464		9,707
Truworths International	1,558	[a]	9,429
Tsogo Sun Holdings	2,137		3,169
Vodacom Group	3,210		29,300
			1,271,041
South Korea - 21.0%
Amorepacific	29	[a]	4,739
Amorepacific Group	82	[a]	5,055
BGF	38	[a]	271
BGF Retail	20	[a]	3,310
BNK Financial Group	1,120	[a]	7,402
Cheil Worldwide	552		11,661
CJ	576	[a]	62,420
CJ CheilJedang	105	[a]	32,343
CJ ENM Co.	15	[a]	2,866
CJ Logistics	12	[a]	1,813
Coway	333	[a]	24,959
Daelim Industrial	423	[a]	40,519
Daewoo Engineering & Construction	529	[a]	2,466
DB Insurance	403		25,163
DGB Financial Group	436	[a]	3,403
Dongsuh Cos.	40		691
Doosan Bobcat	405	[a]	12,095
Doosan Heavy Industries & Construction	1,936	[a]	19,785
E-MART	107		18,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
South Korea - 21.0% (continued)
GS Engineering & Construction	571		24,183
GS Holdings	674		32,968
GS Retail	112		3,629
Hana Financial Group	1,886		67,994
Hankook Tire	367	[a]	13,817
Hanmi Pharm	2	[a]	784
Hanmi Science	1	[a]	66
Hanon Systems	469	[a]	5,401
Hanssem	10	[a]	646
Hanwha	6,602	[a]	208,783
Hanwha Aerospace	153	[a]	4,328
Hanwha Chemical	770		15,563
Hanwha Life Insurance	1,531	[a]	5,920
HDC Hyundai Development Co-
Engineering & Construction	245	[a]	10,860
Hotel Shilla	96		6,621
Hyosung	83		5,243
Hyosung Advanced Materials	27	[a]	2,783
Hyosung Chemical	19	[a]	2,412
Hyosung Heavy Industries	56	[a]	2,285
Hyosung TNC	26	[a]	4,013
Hyundai Construction Equipment	36		1,791
Hyundai Department Store	36	[a]	3,095
Hyundai Development Co-Engineering &
Construction	176	[a]	2,954
Hyundai Electric & Energy System	36	[a]	900
Hyundai Engineering & Construction	491	[a]	27,473
Hyundai Glovis	125	[a]	15,970
Hyundai Heavy Industries	198	[a]	24,751
Hyundai Heavy Industries Holdings	130	[a]	41,973
Hyundai Marine & Fire Insurance	1,136	[a]	38,149
Hyundai Steel	858		39,527
Industrial Bank of Korea	1,905		24,410
Kangwon Land	267	[a]	8,161
KB Financial Group	3,896		167,618
KCC	39	[a]	11,469
Kia Motors	3,928		128,391
Korea Aerospace Industries	95	[a]	2,919
Korea Gas	642	[a]	31,240
Korea Investment Holdings	260	[a]	15,047
Korea Zinc	20	[a]	7,922
Korean Air Lines	1,156	[a]	37,984
KT	699		17,944
KT&G	398		35,454

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
South Korea - 21.0% (continued)
Kumho Petrochemical	191	[a]	15,465
LG	647	[a]	45,200
LG Display	2,932		49,877
LG Electronics	1,832		110,025
LG Household & Health Care	17		19,426
LG Innotek	122		10,713
LG Uplus	1,474		20,013
Lotte	22	[a]	1,038
Lotte Confectionery	3	[a]	470
Lotte Shopping	65	[a]	11,459
Mirae Asset Daewoo	2,297	[a]	15,812
NCSoft	24	[a]	10,111
NH Investment & Securities	1,273	[a]	16,127
OCI	117	[a]	11,271
Orange Life Insurance	343	[a,b]	9,256
Ottogi	3	[a]	2,101
POSCO	2,676		651,565
Posco Daewoo	1,192	[a]	21,457
S-1	48		4,442
Samsung C&T	507		54,827
Samsung Card	66		1,977
Samsung Electro-Mechanics	238		23,196
Samsung Electronics	43,659		1,824,202
Samsung Fire & Marine Insurance	209		51,286
Samsung SDI	101		20,329
Samsung SDS	85		17,099
Samsung Securities	343		10,379
Shinhan Financial Group	2,888		111,804
Shinsegae	44		10,474
SK Holdings	1,556	[a]	368,754
SK Hynix	7,825		522,174
SK Innovation	485		82,246
SK Networks	2,504		13,361
SK Telecom	145		33,535
Woori Bank	4,520	[e]	60,123
Yuhan	15	[a]	3,212
			5,617,688
Taiwan - 9.4%
Acer	17,000	[a]	11,012
Advantech	1,099	[a]	8,301
ASE Technology Holding	20,000	[a]	40,231
Asia Cement	16,000	[a]	19,188
AU Optronics	190,000	[a]	75,176
Catcher Technology	2,000	[a]	15,696

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Taiwan - 9.4% (continued)
Chailease Holding	2,080	[a]	7,817
Chang Hwa Commercial Bank	8,507	[a]	5,023
Cheng Shin Rubber Industry	5,000	[a]	7,138
Chicony Electronics	3,055	[a]	6,754
China Airlines	15,000	[a]	5,170
China Development Financial Holding	69,000	[a]	22,772
China Life Insurance	23,652	[a]	21,598
China Steel	126,000	[a]	104,291
Compal Electronics	80,000	[a]	47,754
Delta Electronics	11,000	[a]	54,457
E.Sun Financial Holding	8,066	[a]	5,670
Eclat Textile	1,000	[a]	11,484
EVA Airways	11,896	[a]	5,788
Evergreen Marine	6,300	[a]	2,477
Far Eastern New Century	45,000	[a]	44,452
Far EasTone Telecommunications	9,000	[a]	21,134
Feng TAY Enterprise	1,120	[a]	7,103
First Financial Holding	11,114	[a]	7,438
Formosa Chemicals & Fibre	30,000	[a]	104,715
Formosa Petrochemical	8,000	[a]	28,689
Formosa Plastics	26,000	[a]	88,370
Formosa Taffeta	3,000	[a]	3,449
Foxconn Technology	3,060	[a]	5,967
Giant Manufacturing	1,000	[a]	5,026
Highwealth Construction	6,100	[a]	9,581
Hon Hai Precision Industry	3,804	[a]	8,792
Hotai Motor	1,000	[a]	9,782
HTC	6,000	[a]	7,328
Hua Nan Financial Holdings	9,474	[a]	5,746
Innolux	134,000	[a]	46,222
Inventec	22,000	[a]	17,278
Lite-On Technology	28,000	[a]	41,885
Mega Financial Holding	27,000	[a]	23,656
Micro-Star International	5,000	[a]	12,374
Nan Ya Plastics	41,000	[a]	102,323
Nanya Technology	1,000	[a]	2,017
Novatek Microelectronics	6,000	[a]	31,864
Pegatron	23,000	[a]	39,857
Phison Electronics	1,000	[a]	8,355
Pou Chen	26,000	[a]	31,320
Powertech Technology	4,000	[a]	9,468
President Chain Store	4,000	[a]	42,455
Quanta Computer	24,000	[a]	44,193
Realtek Semiconductor	2,000	[a]	10,956

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Taiwan - 9.4% (continued)
Ruentex Industries	600	[a]	1,609
Shin Kong Financial Holding	63,907	[a]	18,478
Standard Foods	1,154	[a]	1,887
Synnex Technology International	20,600	[a]	25,910
Taishin Financial Holding	19,159	[a]	8,585
Taiwan Business Bank	5,787	[a]	2,113
Taiwan Cement	28,600	[a]	35,411
Taiwan Cooperative Financial Holding	6,662	[a]	4,047
Taiwan Mobile	9,000	[a]	32,162
Taiwan Semiconductor Manufacturing	103,760	[a]	768,948
Teco Electric & Machinery	8,000	[a]	4,942
Transcend Information	1,000	[a]	2,175
Uni-President Enterprises	63,360	[a]	148,968
Vanguard International Semiconductor	4,000	[a]	9,008
Wistron	75,020	[a]	52,713
WPG Holdings	22,880	[a]	29,280
Yageo	2,000	[a]	21,708
Yuanta Financial Holding	48,000	[a]	26,688
Yulon Motor	5,000	[a]	3,005
Zhen Ding Technology Holding	6,000	[a]	15,646
			2,512,875
Thailand - 2.6%
Advanced Info Service	5,100	[a]	29,258
Airports of Thailand	5,000		11,065
Bangkok Dusit Medical Services, Cl. F	2,700	[a]	2,040
Bangkok Expressway & Metro	3,700	[a]	1,234
Banpu	6,500	[a]	3,458
BEC World	4,000	[a]	699
Berli Jucker	1,200	[a]	1,876
Bumrungrad Hospital	400	[a]	2,383
Central Pattana	1,100	[a]	2,812
CP ALL	12,200	[a]	30,390
Delta Electronics Thailand	1,100	[a]	2,449
Electricity Generating	300	[a]	2,518
Glow Energy	6,900	[a]	20,409
Home Product Center	7,400	[a]	3,704
Indorama Ventures	39,100		60,166
IRPC	100,600	[a]	18,569
Kasikornbank	3,500	[a]	22,455
KCE Electronics	800	[a]	671
Krung Thai Bank	6,900	[a]	4,375
Minor International	2,100	[a]	2,612
PTT	146,900	[a]	227,961
PTT Exploration & Production	11,700		46,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 87.7% (continued)
Thailand - 2.6% (continued)
PTT Global Chemical	25,700	[a]	56,018
Robinson	1,000	[a]	2,179
Siam Cement	2,450		36,706
Siam Commercial Bank	3,600	[a]	15,346
Thai Oil	33,800	[a]	77,845
TMB Bank	23,200	[a]	1,635
True	9,900	[a]	1,618
			688,475
Turkey - 1.1%
Akbank	16,289	[a]	22,384
Arcelik	1,727	[a]	6,195
BIM Birlesik Magazalar	1,439		25,151
Cola-Cola Icecek	276	[a]	1,762
Emlak Konut Gayrimenkul Yatirim
Ortakligi	3,413	[a]	1,045
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	17,938	[a]	29,520
Ford Otomotiv Sanayi	325		3,772
Haci Omer Sabanci Holding	16,118	[a]	29,279
KOC Holding	6,571	[a]	22,027
Petkim Petrokimya Holding	3,149	[a]	3,522
TAV Havalimananlari Holding	1,077	[a]	5,815
Tofas Turk Otomobil Fabrikasi	834	[a]	3,402
Tupras Turkiye Petrol Rafinerileri	1,314	[a]	35,352
Turk Hava Yollari	5,850	[a]	17,480
Turk Telekomunikasyon	2,544	[a]	2,485
Turkcell Iletisim Hizmetleri	13,571		38,155
Turkiye Garanti Bankasi	14,511	[a]	25,491
Turkiye Halk Bankasi	2,736	[a]	4,030
Turkiye Is Bankasi, Cl. C	8,314	[a]	9,154
Turkiye Sise ve Cam Fabrikalari	3,686	[a]	4,841
Turkiye Vakiflar Bankasi, Cl. D	3,408	[a]	3,160
Ulker Biskuvi Sanayi	335		1,193
Yapi ve Kredi Bankasi	3,046	[a]	1,152
			296,368
United Arab Emirates - .6%
Aldar Properties	9,256	[a]	4,013
DP World	537	[a]	9,557
Dubai Islamic Bank	1,543		2,143
Emaar Development	6,479	[a]	7,063
Emaar Malls	8,075	[a]	3,454
Emaar Properties	37,203	[a]	43,750
Emirates Telecommunications Group	17,538	[a]	81,326

Description		Shares		Value ($)
Common Stocks - 87.7% (continued)
United Arab Emirates - .6% (continued)
First Abu Dhabi Bank		4,921		19,761
				171,067
United Kingdom - .1%
Mondi		769	[a]	19,066
Total Common Stocks (cost $20,444,944)				23,423,048

Exchange-Traded Funds - 5.0%
United States - 5.0%
iShares MSCI India ETF		35,691	[c]	1,170,665
KraneShares Bosera MSCI China A ETF		6,500		176,800
Total Exchange-Traded Funds (cost $1,250,160)				1,347,465
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 3.9%
Brazil - 2.7%
Banco Bradesco	2.53	22,300		276,732
Braskem, Cl. A	3.38	2,400	[a]	34,389
Centrais Eletricas Brasileiras, Cl. B		1,100	[a]	12,275
Cia Brasileira de Distribuicao	1.4	1,200		32,007
Cia Paranaense de Energia, Cl. B	3.34	1,200		11,618
Gerdau	2.45	9,400		40,335
Itausa - Investimentos Itau	3.21	7,260		26,873
Petroleo Brasileiro	3.29	37,900		265,815
Telefonica Brasil	8.47	1,000		13,350
				713,394
Chile - .1%
Embotelladora Andina, Cl. B	3.81	705		2,728
Sociedad Quimica y Minera de Chile, Cl.
B	4.87	611		26,041
				28,769
Colombia - .1%
Bancolombia	2.89	400		4,450
Grupo Aval Acciones y Valores	4.33	55,097		18,987
Grupo de Inversiones Suramericana	1.59	254		2,700
				26,137
Russia - .2%
Surgutneftegas		47,000	[a]	29,174
Transneft	4.44	10	[a]	26,700
				55,874
South Korea - .8%
Amorepacific	1.04	26		2,386
CJ		72	[a,e]	2,353
LG Chem	2.77	19		3,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Preferred
	Dividend
Description	Yield (%)	Shares	Value ($)
Preferred Stocks - 3.9% (continued)
South Korea - .8% (continued)
LG Household & Health Care	1.26	9	6,151
Samsung Electronics	3.75	5,700	192,763
			207,114
Total Preferred Stocks (cost $754,643)			1,031,288
	1-Day
	Yield (%)
Investment Companies - 9.4%
Registered Investment Companies - 9.4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,504,394)	2.37	2,504,394 [f]	2,504,394
Total Investments (cost $24,954,141)		106.0%	28,306,195
Liabilities, Less Cash and Receivables		(6.0%)	(1,606,407)
Net Assets		100.0%	26,699,788

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange
RTS—Russian Trading System

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $117,497 or .44% of net assets.

[c]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $710,223 and the value of the collateral held by the fund was $714,510, consisting of U.S. Government & Agency securities.

[d]	The fund held Level 3 securities at January 31, 2019, these securities were valued at $ or .0% of net assets.
[e]

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At January 31, 2019, the value of this security amounted to $67,053 or .25% of net assets.

[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Common Stocks	307,082	23,115,966	†	- 23,423,048
Equity Securities – Preferred Stocks	-	1,031,288	†	-	1,031,288
Exchange-Traded Funds	1,347,465	-		-	1,347,465
Investment Company	2,504,394	-		-	2,504,394
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	1,837		-	1,837
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(769)		-	(769)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Deutsche Bank
South Korean		United States
Won	700,605,036	Dollar	630,041	2/1/19	(352)
Goldman Sachs
		United States
Brazilian Real	510,228	Dollar	138,725	2/4/19	1,135
		United States
Mexican Peso	2,186,813	Dollar	114,549	2/1/19	(207)
Merrill Lynch, Pierce, Fenner & Smith
		United States
Thai Baht	1,391,309	Dollar	44,622	2/4/19	(86)
		United States
Hong Kong Dollar	4,713,124	Dollar	600,934	2/8/19	(103)
South African		United States
Rand	1,302,884	Dollar	97,483	2/5/19	691
		United States
Polish Zloty	52,803	Dollar	14,176	2/4/19	11
UBS Securities
		United States
Chilean Peso	11,422,944	Dollar	17,439	2/1/19	(21)
Gross Unrealized Appreciation					1,837
Gross Unrealized Depreciation					(769)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized appreciation on investments was $3,352,054, consisting of $3,979,150 gross unrealized appreciation and $627,096 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)